Note 21 - Assets Held for Sale - Noncurrent Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	[1]	Jan. 01, 2019
Statement Line Items [Line Items]
Non-current assets held for sale	$ 500			$ 296	[1]
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Non-current assets held for sale	500
Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Non-current assets held for sale				$ 296

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.